Financial Instruments - Sensitivity Analysis (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Shire
Disclosure of detailed information about business combination [line items]
Increase by 5%	¥ 4,051	¥ 3,629
Decrease by 5%	(4,051)	(3,629)
Discount rate, increase by 0.5%	(1,367)	(1,598)
Discount rate, decrease by 0.5%	1,367	¥ 1,598
Xiidra
Disclosure of detailed information about business combination [line items]
Increase by 5%	13,015
Decrease by 5%	(17,137)
Discount rate, increase by 0.5%	(4,013)
Discount rate, decrease by 0.5%	¥ 4,230